Property and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment
Total property and equipment		$ 5,021,796	$ 5,065,949
Accumulated depreciation	$ (2,903,562)	(2,871,457)	(2,628,945)
Property and equipment, net	$ 1,974,967	$ 2,150,340	2,437,004
Minimum
Property and Equipment
Depreciable life of assets		1 year
Maximum
Property and Equipment
Depreciable life of assets		40 years
Equipment Lease To Customers [Member]
Property and Equipment
Total property and equipment		$ 3,439,254	3,524,211
Equipment Lease To Customers [Member] | Minimum
Property and Equipment
Depreciable life of assets		2 years
Equipment Lease To Customers [Member] | Maximum
Property and Equipment
Depreciable life of assets		5 years
EchoStar XV
Property and Equipment
Total property and equipment		$ 277,658	277,658
Depreciable life of assets	15 years	15 years
Satellites acquired under capital lease agreements
Property and Equipment
Total property and equipment		$ 499,819	499,819
Satellites acquired under capital lease agreements | Minimum
Property and Equipment
Depreciable life of assets		10 years
Satellites acquired under capital lease agreements | Maximum
Property and Equipment
Depreciable life of assets		15 years
Furniture, fixtures, equipment and other
Property and Equipment
Total property and equipment		$ 679,221	656,273
Furniture, fixtures, equipment and other | Minimum
Property and Equipment
Depreciable life of assets		1 year
Furniture, fixtures, equipment and other | Maximum
Property and Equipment
Depreciable life of assets		10 years
Buildings and improvements
Property and Equipment
Total property and equipment		$ 85,547	84,129
Buildings and improvements | Minimum
Property and Equipment
Depreciable life of assets		1 year
Buildings and improvements | Maximum
Property and Equipment
Depreciable life of assets		40 years
Land
Property and Equipment
Total property and equipment		$ 5,504	5,504
Construction in progress
Property and Equipment
Total property and equipment		34,793	18,355
Software projects
Property and Equipment
Total property and equipment		22,539	16,353
Other
Property and Equipment
Total property and equipment		$ 12,254	$ 2,002